Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005520 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005520 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005520 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005520 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005520 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005520 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000005520 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000005520 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005520 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005520 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005520 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005520 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005520 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005521 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005521 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005521 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005521 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005521 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005521 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000005521 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000005521 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005521 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005521 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005521 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005521 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005521 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005521 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%